CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,860,594)	$ (3,885,262)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,572	0
Amortization of right-to-use asset	4,318	0
Loss on conversion of notes payable to common stock	0	161,458
Loss on conversion of liabilities to Preferred Stock	0	255,176
Loss on legal settlement	0	26,924
Gain on settlement of notes payable	(35,236)	(70,000)
Gain on settlement of accounts payable	(399,761)	(251,536)
Gain on conversion of accrued salary	(6,988)	0
(Gain) loss on revaluation derivative liabilities	(508,839)	709,431
(Gain) on settlement of warrants	(235,053)	0
Derivative expense	125,869	572,895
Amortization of discount on notes payable	1,128,885	848,845
Amortization of loan fees	30,000	0
Stock based compensation	568,363	234,192
Imputed interest	0	9,018
Prepaid expenses	9,721	2,500
Accrued liabilities	522,758	524,858
Operating lease liability	6,325	0
Due to related parties	0	(4,543)
Other current liabilities	2,488	0
Accrued interest	125,310	81,575
Net cash provided by (used in) operating activities	(1,520,862)	(784,469)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of fixed assets	0	(7,854)
Net cash used in investing activities	0	(7,854)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable, net of payments to vendors	1,673,406	1,048,500
Principal payments on notes payable	(171,000)	(174,236)
Net cash provided by financing activities	1,502,406	874,264
Net increase (decrease) in cash and cash equivalents	(18,456)	81,941
Cash and cash equivalents at beginning of period	83,245	1,304
Cash and cash equivalents at end of period	64,789	83,245
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	2,680	86,241
Income taxes paid	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Consulting fee prepaid with note payable and stock	0	9,721
Par value of shares returned for cancellation	0	7,000
Stock issued for conversion of debt and accrued interest	1,633,406	627,479
Stock issued for legal settlement	0	74,104
Preferred Stock issued for conversion of liabilities	0	655,661
Discount on notes payable due to warrants	0	34,500
Discount on notes payable due to derivative liabilities	1,234,792	1,087,000
Beneficial conversion features	0	225,393
Settlement of derivative liabilities	460,562	881,296
Cashless exercise of warrants	290,000	35,149
Gain on settlement of accounts payable - related parties	0	35,532
Preferred Stock dividends payable converted to common stock	$ 65,568	$ 0